Segment, Geographic and Other Revenue Information - Revenues By Products (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Revenues	[1]	$ 53,647		$ 52,546	$ 52,824
Innovative Health and Essential Health [Member]
Revenue from External Customer [Line Items]
Revenues		53,647		52,546	52,824
Innovative Health and Essential Health [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	[2]	4,970		5,065	4,966
Innovative Health and Essential Health [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	[3]	636		1,204	1,564
Innovative Health and Essential Health [Member] | Alliance Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues		3,838	[4]	2,927	1,746
Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[5]	33,426		31,422	29,197
Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[6]	20,221		21,124	23,627
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		9,996		9,684	8,858
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	[2]	4,622		4,511	4,165
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Eliquis [Member]
Revenue from External Customer [Line Items]
Revenues		3,434		2,523	1,713
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Chantix Champix [Member]
Revenue from External Customer [Line Items]
Revenues		1,085		997	842
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | BMP2 [Member]
Revenue from External Customer [Line Items]
Revenues		279		261	251
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Toviaz [Member]
Revenue from External Customer [Line Items]
Revenues		271		257	258
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	[3]	0		823	1,181
Internal Medicine [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | All Other Internal Medicine [Member]
Revenue from External Customer [Line Items]
Revenues		306		312	447
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		6,332		6,001	6,071
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Prevenar Family [Member]
Revenue from External Customer [Line Items]
Revenues		5,802		5,601	5,718
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | FSME-IMMUN/TicoVac [Member]
Revenue from External Customer [Line Items]
Revenues		184		134	114
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Trumenba [Member]
Revenue from External Customer [Line Items]
Revenues		116		88	84
Vaccines [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Other Vaccines Products [Member]
Revenue from External Customer [Line Items]
Revenues		230		177	155
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		7,202		6,056	4,563
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Ibrance [Member]
Revenue from External Customer [Line Items]
Revenues		4,118		3,126	2,135
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Sutent [Member]
Revenue from External Customer [Line Items]
Revenues		1,049		1,081	1,095
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Xtandi Alliance [Member]
Revenue from External Customer [Line Items]
Revenues		699		590	140
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Xalkori [Member]
Revenue from External Customer [Line Items]
Revenues		524		594	561
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Inlyta [Member]
Revenue from External Customer [Line Items]
Revenues		298		339	401
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Bosulif [Member]
Revenue from External Customer [Line Items]
Revenues		296		233	167
Oncology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Other Oncology Products [Member]
Revenue from External Customer [Line Items]
Revenues		219		93	63
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		4,080		3,968	3,928
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Enbrel [Member]
Revenue from External Customer [Line Items]
Revenues		2,112		2,452	2,909
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Xeljanz [Member]
Revenue from External Customer [Line Items]
Revenues		1,774		1,345	927
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Eucrisa [Member]
Revenue from External Customer [Line Items]
Revenues		147		67	0
Inflammation and Immunology [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | All Other Inflammation and Immunology Products [Member]
Revenue from External Customer [Line Items]
Revenues		46		103	93
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		2,211		2,240	2,369
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Genotropin [Member]
Revenue from External Customer [Line Items]
Revenues		558		532	579
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | BeneFIX [Member]
Revenue from External Customer [Line Items]
Revenues		554		604	712
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | ReFacto AF Xyntha [Member]
Revenue from External Customer [Line Items]
Revenues		514		551	554
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | Somavert [Member]
Revenue from External Customer [Line Items]
Revenues		267		254	232
Rare Disease [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member] | All Other Rare Disease Products [Member]
Revenue from External Customer [Line Items]
Revenues		318		300	292
Consumer Healthcare [Member] | Innovative Health Business [Member] | Innovative Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		3,605		3,472	3,407
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[7]	10,540		10,894	11,197
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Lipitor [Member]
Revenue from External Customer [Line Items]
Revenues		2,062		1,915	1,758
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Norvasc [Member]
Revenue from External Customer [Line Items]
Revenues		1,024		926	962
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Premarin Family [Member]
Revenue from External Customer [Line Items]
Revenues		832		977	1,017
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Xalatan Xalacom [Member]
Revenue from External Customer [Line Items]
Revenues		318		335	363
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Effexor [Member]
Revenue from External Customer [Line Items]
Revenues		311		297	278
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Epi Pen [Member]
Revenue from External Customer [Line Items]
Revenues		303		290	386
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Zoloft [Member]
Revenue from External Customer [Line Items]
Revenues		298		291	304
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Zithromax Zmax [Member]
Revenue from External Customer [Line Items]
Revenues		290		270	272
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Xanax/Xanax XR [Member]
Revenue from External Customer [Line Items]
Revenues		223		225	222
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Sildenafil Citrate [Member]
Revenue from External Customer [Line Items]
Revenues		56		56	0
Legacy Established Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Other Legacy Established Products [Member]
Revenue from External Customer [Line Items]
Revenues		4,822		5,313	5,636
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[8]	5,214		5,673	6,014
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Sulperazon [Member]
Revenue from External Customer [Line Items]
Revenues		613		471	396
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Medrol [Member]
Revenue from External Customer [Line Items]
Revenues		427		483	450
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Fragmin [Member]
Revenue from External Customer [Line Items]
Revenues		293		306	318
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Tygacil [Member]
Revenue from External Customer [Line Items]
Revenues		249		260	274
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Zosyn / Tazocin [Member]
Revenue from External Customer [Line Items]
Revenues		229		194	146
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Precedex [Member]
Revenue from External Customer [Line Items]
Revenues		213		243	264
Sterile Injectable Pharmaceuticals [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | All Other Sterile Injectable Pharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues		3,191		3,715	4,166
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[9]	2,944		3,223	4,220
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	[2]	347		553	801
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	[3]	636		382	383
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Celebrex [Member]
Revenue from External Customer [Line Items]
Revenues		686		775	733
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Vfend [Member]
Revenue from External Customer [Line Items]
Revenues		392		421	590
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Zyvox [Member]
Revenue from External Customer [Line Items]
Revenues		236		281	421
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Revatio [Member]
Revenue from External Customer [Line Items]
Revenues		227		252	285
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Pristiq [Member]
Revenue from External Customer [Line Items]
Revenues		206		303	732
Peri-LOE Products [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | All Other Peri-LOE Products [Member]
Revenue from External Customer [Line Items]
Revenues		213		257	276
Biosimilars [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[10]	769		531	319
Biosimilars [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | Inflectra/Remsima [Member]
Revenue from External Customer [Line Items]
Revenues		642		419	192
Biosimilars [Member] | Essential Health Business [Member] | Essential Health Segment [Member] | All Other Biosimilars [Member]
Revenue from External Customer [Line Items]
Revenues		127		112	127
CentreOne [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues	[11]	755		706	718
Hospira Infusion Systems [Member] | Essential Health Business [Member] | Essential Health Segment [Member]
Revenue from External Customer [Line Items]
Revenues		$ 0		$ 97	$ 1,158

[1]	Amounts may not add due to rounding.
[2]	Lyrica revenues from all of Europe, Russia, Turkey, Israel and Central Asia countries are included in Lyrica EH. All other Lyrica revenues are included in Lyrica IH. Total Lyrica revenues represent the aggregate of worldwide revenues from Lyrica IH and Lyrica EH.
[3]	Viagra lost exclusivity in the U.S. in December 2017. In 2018, revenues for Viagra in the U.S. and Canada, which were reported in IH through 2017, were reported in EH (which reported all other Viagra revenues excluding the U.S. and Canada through 2017). Therefore, in 2018, total Viagra worldwide revenues were reported in EH. Total Viagra revenues in 2017 and 2016 represented the aggregate of worldwide revenues from Viagra IH and Viagra EH.
[4]	Substantially all relates to amounts earned from our partners under co-promotion agreements. The increases in 2018 and 2017 reflect increases in alliance revenues from Eliquis and Xtandi.
[5]	The IH business encompasses Internal Medicine, Vaccines, Oncology, Inflammation & Immunology, Rare Disease and Consumer Healthcare. Through December 31, 2016, includes Duavive/Duavee and Viviant (recorded in All other Internal Medicine in 2016), which were transferred from Innovative Health to Essential Health effective January 1, 2017 (recorded in All other LEP (EH) beginning January 1, 2017), in order to align these products with our management of the women’s health portfolio within EH.
[6]	The EH business encompasses Legacy Established Products, Sterile Injectable Pharmaceuticals, Peri-LOE Products, Biosimilars, Pfizer CentreOne and HIS (through February 2, 2017).
[7]	Legacy Established Products primarily include products that have lost patent protection (excluding Sterile Injectable Pharmaceuticals and Peri-LOE Products). In the fourth quarter of 2017, we sold our equity share in Hisun Pfizer. As a result, effective in the first quarter of 2018, Hisun Pfizer-related revenues, previously reported in emerging markets within All Other LEP and All Other SIP, are reported in emerging markets within Pfizer CentreOne.Effective January 1, 2017, All other LEP includes Duavive/Duavee and Viviant, which were transferred from Innovative Health (recorded in All other Internal Medicine (IH) in 2016), in order to align these products with our management of the women’s health portfolio within EH. See note (a) above.
[8]	Sterile Injectable Pharmaceuticals includes branded and generic injectables (excluding Peri-LOE Products). In the fourth quarter of 2017, we sold our equity share in Hisun Pfizer. As a result, effective in the first quarter of 2018, Hisun Pfizer-related revenues, previously reported in emerging markets within All Other LEP and All Other SIP, are reported in emerging markets within Pfizer CentreOne.
[9]	Peri-LOE Products include products that have recently lost or are anticipated to soon lose patent protection. These products primarily include: Lyrica in Europe, Russia, Turkey, Israel and Central Asia; and worldwide revenues for Celebrex, Pristiq, Zyvox, Vfend, Revatio and Inspra; and in 2018, Viagra revenues for all countries (and Viagra revenues for all countries other than the U.S. and Canada in 2017 and 2016), see note (c) above.
[10]	Biosimilars include Inflectra/Remsima (biosimilar infliximab) in the U.S. and certain international markets, Nivestim (biosimilar filgrastim) in certain European, Asian and Africa/Middle Eastern markets and in the U.S. and Retacrit (biosimilar epoetin zeta) in the U.S. and certain European and Africa/Middle Eastern markets.
[11]	Pfizer CentreOne includes revenues from our contract manufacturing and active pharmaceutical ingredient sales operation, including sterile injectables contract manufacturing, and revenues related to our manufacturing and supply agreements, including with Zoetis Inc. In the fourth quarter of 2017, we sold our equity share in Hisun Pfizer. As a result, effective in the first quarter of 2018, Hisun Pfizer-related revenues, previously reported in emerging markets within All Other LEP and All Other SIP, are reported in emerging markets within Pfizer CentreOne.